Shareholder Report, Holdings (Details)	Apr. 30, 2025
PGIM Real Assets Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Real Assets Fund - Class A | TIPS [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
PGIM Real Assets Fund - Class A | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
PGIM Real Assets Fund - Class A | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
PGIM Real Assets Fund - Class A | Utilities/Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
PGIM Real Assets Fund - Class A | Master Limited Partnerships (MLPs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM Real Assets Fund - Class A | Unaffiliated Exchange-Traded Fund - Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM Real Assets Fund - Class A | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Real Assets Fund - Class A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Real Assets Fund - Class A | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Real Assets Fund - Class A | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Real Assets Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Real Assets Fund - Class C | TIPS [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
PGIM Real Assets Fund - Class C | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
PGIM Real Assets Fund - Class C | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
PGIM Real Assets Fund - Class C | Utilities/Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
PGIM Real Assets Fund - Class C | Master Limited Partnerships (MLPs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM Real Assets Fund - Class C | Unaffiliated Exchange-Traded Fund - Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM Real Assets Fund - Class C | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Real Assets Fund - Class C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Real Assets Fund - Class C | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Real Assets Fund - Class C | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Real Assets Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Real Assets Fund - Class Z | TIPS [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
PGIM Real Assets Fund - Class Z | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
PGIM Real Assets Fund - Class Z | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
PGIM Real Assets Fund - Class Z | Utilities/Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
PGIM Real Assets Fund - Class Z | Master Limited Partnerships (MLPs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM Real Assets Fund - Class Z | Unaffiliated Exchange-Traded Fund - Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM Real Assets Fund - Class Z | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Real Assets Fund - Class Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Real Assets Fund - Class Z | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Real Assets Fund - Class Z | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM Real Assets Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Real Assets Fund - Class R6 | TIPS [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
PGIM Real Assets Fund - Class R6 | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
PGIM Real Assets Fund - Class R6 | Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
PGIM Real Assets Fund - Class R6 | Utilities/Infrastructure [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
PGIM Real Assets Fund - Class R6 | Master Limited Partnerships (MLPs) [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
PGIM Real Assets Fund - Class R6 | Unaffiliated Exchange-Traded Fund - Commodity [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
PGIM Real Assets Fund - Class R6 | Natural Resources [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
PGIM Real Assets Fund - Class R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Real Assets Fund - Class R6 | Total Before Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM Real Assets Fund - Class R6 | Liabilities In Excess Of Other Assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)